Warrant liabilities - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Details) - USD ($)	Jun. 30, 2026	Jun. 23, 2026
Expected volatility
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.550	0.540
Share price
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	2.26	2.04
Risk-free interest rate (%)
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.0431	0.0438
Expected life (years)
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	1.98	2
Dividend yield (%)
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0	0